Share-Based Payments - Other Share Based Payment Plan (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	5,697	5,563
Liabilities accrued	$ 355,000	$ 276,000
Compensation expense	610,000	491,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	206,000	164,000
Income tax expense (benefit)	$ (54,000)	$ (43,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	5,013	4,945
Liabilities accrued	$ 306,000	$ 233,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	684	618
Liabilities accrued	$ 49,000	$ 43,000